FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Sensitivity Analyses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain on embedded derivatives related to debentures convertible into stock		R$ 20,366	R$ 237,386
Percentage of common stock, option to convert on actual settlement provided in contractual clause	50.00%
Scenario I
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in risk assumption (as percent)	25.00%
Scenario II
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in risk assumption (as percent)	50.00%
Scenario III
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in risk assumption (as percent)	25.00%
Scenario IV
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in risk assumption (as percent)	50.00%
Embedded derivatives related to debentures convertible into stock | Electricity supply (43.4.1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain on embedded derivatives related to debentures convertible into stock	R$ 291,720
Embedded derivatives related to debentures convertible into stock | Conversion option into shares (43.4.2)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain on embedded derivatives related to debentures convertible into stock	5,000
Embedded derivatives related to debentures convertible into stock | Scenario I | Electricity supply (43.4.1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain on embedded derivatives related to debentures convertible into stock	218,790
Embedded derivatives related to debentures convertible into stock | Scenario I | Conversion option into shares (43.4.2)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain on embedded derivatives related to debentures convertible into stock	3,750
Embedded derivatives related to debentures convertible into stock | Scenario II | Electricity supply (43.4.1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain on embedded derivatives related to debentures convertible into stock	145,860
Embedded derivatives related to debentures convertible into stock | Scenario II | Conversion option into shares (43.4.2)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain on embedded derivatives related to debentures convertible into stock	2,500
Embedded derivatives related to debentures convertible into stock | Scenario III | Electricity supply (43.4.1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain on embedded derivatives related to debentures convertible into stock	364,650
Embedded derivatives related to debentures convertible into stock | Scenario III | Conversion option into shares (43.4.2)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain on embedded derivatives related to debentures convertible into stock	6,250
Embedded derivatives related to debentures convertible into stock | Scenario IV | Electricity supply (43.4.1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain on embedded derivatives related to debentures convertible into stock	437,580
Embedded derivatives related to debentures convertible into stock | Scenario IV | Conversion option into shares (43.4.2)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain on embedded derivatives related to debentures convertible into stock	R$ 7,500